Annual Total Returns[BarChart] - NVIT Blueprint Managed Growth Fund - Class I Shares	2014	2015	2016	2017	2018	2019	2020
Total	1.01%	(4.88%)	6.21%	17.79%	(7.07%)	15.42%	7.36%